Revenues (Narrative) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue from External Customer [Line Items]
Net Revenues Decrease Amount									¥ 42,816
Net Revenues Decrease Percentage									14.70%	14.70%
Net Revenues Decrease Due To Reduction In Average Sales Price									¥ 53,931
Net Revenues Increase Due To Change In Sales Volume									¥ 11,115
Revenues From External Customers Percentage Of Total									100.00%	100.00%	100.00%	100.00%
Net revenues	¥ 90,124	$ 13,108	¥ 86,872	$ 12,649	¥ 79,599	$ 12,029	¥ 76,927	$ 12,264	¥ 333,522	$ 48,509	¥ 290,706	¥ 253,926
Increase In Average Sales Price									7,100
Increase In Sales Volume Factor									¥ 33,600
Specialty film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total									44.60%	44.60%	37.20%
Sales Decrease Amount											¥ 40,700
Sales Decrease Percentage											37.70%
Net revenues									¥ 148,800	$ 21,600	¥ 108,100
Sales in other countries principally Europe, Asia and North America [Member]
Revenue from External Customer [Line Items]
Net Revenues Decrease Due To Reduction In Average Sales Price									6,449
Net Revenues Increase Due To Change In Sales Volume									¥ 16,618
Revenues From External Customers Percentage Of Total									13.60%	13.60%	19.10%
Net revenues									¥ 45,394	$ 6,602	¥ 55,563	¥ 41,797